Bank Debt (Tables)	12 Months Ended
Dec. 31, 2014
Debt Disclosure
Bank Debt Borrowings Schedule

Bank debt is comprised of the following secured borrowings:
			December 31,
Borrower	Commencement	Maturity	2013	2014

Maxeikosi	August 2012	August 2014	$16,668	$-
Maxpente	December 2013	July 2014	30,838	-
Maxdodeka	December 2012	November 2014	-	-
Eniaprohi	December 2012	November 2014	24,000	-
Eniadefhi	December 2012	November 2014	33,750	-
Avstes	December 2012	November 2014	22,700	-
Marindou	December 2012	November 2014	28,400	-
Pelea	December 2012	November 2014	32,298	-
Vassone	January 2014	January 2017	-	2,437
Marathassa	December 2013	February 2017	10,208	8,415
Marinouki	December 2013	March 2018	20,963	19,035
Glovertwo	October 2013	December 2018	16,000	13,666
Petra	January 2007	January 2019	22,220	20,571
Pemer	March 2007	March 2019	22,218	20,568
Eptaprohi	April 2012	April 2019	-	-
Shikokupente	July 2014	June 2019	-	13,500
Maxtessera	July 2014	June 2019	-	-
Maxeikosiena	October 2012	October 2019	-	-
Soffive	December 2013	November 2019	27,840	25,200
Kerasies	December 2013	December 2019	24,744	22,396
Maxeikosi	December 2014	December 2019	-	9,100
Maxpente	December 2014	December 2019	-	20,000
Gloverthree	December 2014	December 2019	-	10,900
Shikokutessera	December 2014	December 2019	-	10,900
Maxdekatria	March 2012	March 2020	20,400	18,400
Safe Bulkers	November 2014	September 2020	-	118,527
Maxdeka	August 2011	December 2022	30,678	27,270
Staloudi	July 2008	July 2023	24,520	18,520
Shikoku	October 2011	August 2023	37,333	33,600
Maxeikositessera	September 2012	February 2024	31,017	28,063
Maxenteka	April 2012	April 2024	31,500	28,500
Total			$508,295	$469,568

Current portion			$35,185	$17,121
Long-term portion			$473,110	$452,447

Bank Debt Maturities Schedule

To December 31,
2015	.	$17,121
2016	.	23,850
2017	.	43,213
2018	.	71,597
2019	.	146,744
2020	and thereafter	167,043
Total	..	$469,568